Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 – Related Party Transactions

VitaNova Partners, which owns approximately 22.5% of VETANOVA, is providing management, including financial oversight, of VETANOVA. As of March 31, 2021, the Company owed VitaNova Partners $ 83,995. As of December 31, 2020 VitaNova Partners owed the Company $65,179.

On July 15, 2020, the Company and VitaNova entered into a consulting agreement whereby VitaNova would provide management services until the current private placement offering is completed and the shareholders of the Company can properly elect an independent board of directors and appoint Company officers. VitaNova is paid $456,000 annually for its management services. Payments are made in 12 monthly installments of $38,000. On December 15, 2020 the consulting agreement was amended to reduce payments to $19,000 a month effective January 1, 2021.

During the year ended December 31, 2020 there were the following equity transactions involving related parties:

●	100,622,845 shares issued to the Company’s founders, officers and board members, and
●	55,612,837 shares issued to VitaNova Partners, LLC.

Note 6 – Related Party Transactions

VitaNova Partners, which owns approximately 28.75% of VETANOVA, is providing management, including financial oversight, of VETANOVA. As of December 31, 2020 VitaNova Partners owes the Company $65,179 and as of December 31, 2019, VitaNova Partners had advanced $6,514 to the Company.

On July 15, 2020, the Company and VitaNova entered into a consulting agreement whereby VitaNova would provide management services until the current private placement offering is completed and the shareholders of the Company can properly elect an independent board of directors and appoint Company officers. VitaNova is paid $456,000 annually for its management services. Payments are made in 12 monthly installments of $38,000. On December 15, 2020 the consulting agreement was amended to reduce payments to $19,000 a month effective January 1, 2021.

During the year ended December 31, 2020 there were the following equity transactions involving related parties:

●	100,622,845 shares issued to the Company’s founders, officers and board members, and
●	55,612,837 shares issued to VitaNova Partners, LLC.